Other comprehensive income (loss) (Tables)	12 Months Ended
Mar. 31, 2026
Accumulated Other Comprehensive Income (loss)
Changes in accumulated other comprehensive income (loss)
The following tables present changes in
Accumulated other comprehensive income (loss)
for the years ended March 31, 2024, 2025 and 2026.

	Millions of yen
	For the year ended March 31, 2024
	Balance at beginning of year	Other comprehensive income (loss) before reclassifications	Reclassifications out of accumulated other comprehensive income (loss)	Net change during the year	Balance at end of year
Cumulative translation adjustments	¥242,767	¥201,662	¥(358)	¥201,304	¥444,071
Pension liability adjustment (1)	(32,174)	11,220	1,442	12,662	(19,512)
Own credit adjustments (3)	107,861	(71,965)	(471)	(72,436)	35,425

Total	¥318,454	¥140,917	¥613	¥141,530	¥459,984

	Millions of yen
	For the year ended March 31, 2025
	Balance at beginning of year	Other comprehensive income (loss) before reclassifications	Reclassifications out of accumulated other comprehensive income (loss)	Net change during the year	Balance at end of year
Cumulative translation adjustments	¥444,071	¥(38,121)	¥2,027	¥(36,094)	¥407,977
Pension liability adjustment (1)	(19,512)	11,317	1,090	12,407	(7,105)
Net unrealized gain (loss) on non-trading debt securities (2)	—	(1,147)	—	(1,147)	(1,147)
Own credit adjustments (3)	35,425	12,870	(212)	12,658	48,083

Total	¥459,984	¥(15,081)	¥2,905	¥(12,176)	¥447,808

	Millions of yen
	For the year ended March 31, 2026
	Balance at beginning of year	Other comprehensive income (loss) before reclassifications	Reclassifications out of accumulated other comprehensive income (loss)	Net change during the year	Balance at end of year
Cumulative translation adjustments	¥407,977	¥142,536	¥(12)	¥142,524	¥550,501
Pension liability adjustment (1)	(7,105)	6,062	921	6,983	(122)
Net unrealized gain (loss) on non-trading debt securities (2)	(1,147)	(2,215)	—	(2,215)	(3,362)
Own credit adjustments (3)	48,083	(45,886)	(993)	(46,879)	1,204

Total	¥447,808	¥100,497	¥(84)	¥100,413	¥548,221

(1)	See Note 15 “ Employee benefit plans ” for further information.
(2)	See Note 6 “ Non-trading investments ” for further information.
(3)	See Note 2 “ Fair value measurements ” for further information.

Reclassifications out of accumulated other comprehensive income (loss)
Th
e following tables present significant reclassifications out of
Accumulated other comprehensive income (loss)
for the years ended March 31, 2024, 2025 and 2026.

	Millions of yen
	For the year ended March 31
	2024	2025	2026	Affected line items in consolidated statements of income
	Reclassifications out of accumulated other comprehensive income (loss)	Reclassifications out of accumulated other comprehensive income (loss)	Reclassifications out of accumulated other comprehensive income (loss)
Cumulative translation adjustments:
	¥358	¥(2,027)	¥12	Revenue—Other / Non-interest expenses—Other
	—	—	—	Income tax expense

	358	(2,027)	12	Net income (loss)

	—	—	—	Net income attributable to noncontrolling interests

	¥358	¥(2,027)	¥12	Net income (loss) attributable to NHI shareholders

	Millions of yen
	For the year ended March 31
	2024	2025	2026	Affected line items in consolidated statements of income
	Reclassifications out of accumulated other comprehensive income (loss)	Reclassifications out of accumulated other comprehensive income (loss)	Reclassifications out of accumulated other comprehensive income (loss)
Pension liability adjustment:
	¥(1,737)	¥(1,464)	¥(882)	Non-interest expenses—Compensation and benefits / Revenue—Other
	295	374	(39)	Income tax expense

	(1,442)	(1,090)	(921)	Net income (loss)

	—	—	—	Net income attributable to noncontrolling interests

	¥(1,442)	¥(1,090)	¥(921)	Net income (loss) attributable to NHI shareholders

	Millions of yen
	For the year ended March 31
	2024	2025	2026	Affected line items in consolidated statements of income
	Reclassifications out of accumulated other comprehensive income (loss)	Reclassifications out of accumulated other comprehensive income (loss)	Reclassifications out of accumulated other comprehensive income (loss)
Own credit adjustments:
	¥597	¥315	¥1,403	Revenue—Net gain on trading
	(126)	(103)	(410)	Income tax expense

	471	212	993	Net income (loss)

	—	—	—	Net income attributable to noncontrolling interests

	¥471	¥212	¥993	Net income (loss) attributable to NHI shareholders